Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to bonds, as fixed income underperformed equities during the period.
• An underweight allocation to core fixed income.
• An overweight allocation to high yield bonds.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to U.S. large-cap stocks.
• An overweight allocation to mid-cap stocks.
• An overweight allocation to small-cap stocks.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.64	7.86	7.90
Russell 3000 Index[1]	23.81	13.86	12.55
Lipper Balanced Fund Index	10.83	6.80	6.78
Custom Balanced Index	15.13	8.80	8.57
S&P 500 Index	25.02	14.53	13.10
[1]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 695,200,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,875,045
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$695.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,875,045
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	55.2%
Fixed Income Funds	36.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to bonds, as fixed income underperformed equities during the period.
• An underweight allocation to core fixed income.
• An overweight allocation to high yield bonds.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to U.S. large-cap stocks.
• An overweight allocation to mid-cap stocks.
• An overweight allocation to small-cap stocks.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.36	7.59	7.63
Russell 3000 Index[1]	23.81	13.86	12.55
Lipper Balanced Fund Index	10.83	6.80	6.78
Custom Balanced Index	15.13	8.80	8.57
S&P 500 Index	25.02	14.53	13.10
[2]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 695,200,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,875,045
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$695.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,875,045
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	55.2%
Fixed Income Funds	36.2%

Class II
Shareholder Report [Line Items]
Fund Name	MML Dynamic Bond Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Fixed income sector allocation overall.
• Exposure to nonagency mortgage-backed securities.
• Exposure to the corporate credit sector, including investment grade and high yield bonds.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within the Fund’s various sector exposures.
• Combined long yield curve and duration effects, as long market interest rates rose during the period.
• Emerging market debt issue selection with effects from non-U.S. dollar investments.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)
Class II - without sales charge	-0.38	-0.78	1.27
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 198,700,000
Holdings Count | $ / shares	931
Advisory Fees Paid, Amount	$ 823,110
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$198.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	931
Total Advisory Fees Paid During the Reporting Period	$823,110
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	36.3%
U.S. Government Agency Obligations and Instrumentalities	32.9%
Non-U.S. Government Agency Obligations	14.5%
U.S. Treasury Obligations	7.0%
Sovereign Debt Obligations	5.3%
Bank Loans	2.2%
Repurchase Agreement	1.2%
Investment of Cash Collateral from Securites Loaned	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Dynamic Bond Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Fixed income sector allocation overall.
• Exposure to nonagency mortgage-backed securities.
• Exposure to the corporate credit sector, including investment grade and high yield bonds.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within the Fund’s various sector exposures.
• Combined long yield curve and duration effects, as long market interest rates rose during the period.
• Emerging market debt issue selection with effects from non-U.S. dollar investments.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)
Service Class I - without sales charge	-0.72	-1.06	1.01
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 198,700,000
Holdings Count | $ / shares	931
Advisory Fees Paid, Amount	$ 823,110
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$198.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	931
Total Advisory Fees Paid During the Reporting Period	$823,110
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	36.3%
U.S. Government Agency Obligations and Instrumentalities	32.9%
Non-U.S. Government Agency Obligations	14.5%
U.S. Treasury Obligations	7.0%
Sovereign Debt Obligations	5.3%
Bank Loans	2.2%
Repurchase Agreement	1.2%
Investment of Cash Collateral from Securites Loaned	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within and an overweight allocation to the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the consumer staples sector.
• Stock selection within the energy sector.
• Stock selection within the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	19.39	10.80	9.07
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[3]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 851,800,000
Holdings Count | $ / shares	221
Advisory Fees Paid, Amount	$ 3,434,484
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$851.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	221
Total Advisory Fees Paid During the Reporting Period	$3,434,484
Portfolio Turnover Rate	77%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.6%
AbbVie, Inc.	3.2%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
Chevron Corp.	2.2%
Wells Fargo & Co.	2.1%
Lowe’s Cos., Inc.	1.9%
Philip Morris International, Inc.	1.9%
American Express Co.	1.9%

Sectors (% of Total Investments)
Financials	32.7%
Health Care	15.0%
Industrials	12.3%
Information Technology	8.0%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	4.1%
Materials	1.6%
Exchange-Traded Funds	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 29, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within and an overweight allocation to the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the consumer staples sector.
• Stock selection within the energy sector.
• Stock selection within the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.09	10.53	8.80
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[4]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 851,800,000
Holdings Count | $ / shares	221
Advisory Fees Paid, Amount	$ 3,434,484
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$851.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	221
Total Advisory Fees Paid During the Reporting Period	$3,434,484
Portfolio Turnover Rate	77%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.6%
AbbVie, Inc.	3.2%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
Chevron Corp.	2.2%
Wells Fargo & Co.	2.1%
Lowe’s Cos., Inc.	1.9%
Philip Morris International, Inc.	1.9%
American Express Co.	1.9%

Sectors (% of Total Investments)
Financials	32.7%
Health Care	15.0%
Industrials	12.3%
Information Technology	8.0%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	4.1%
Materials	1.6%
Exchange-Traded Funds	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 29, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Rotation Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the information technology sector.
• Stock selection within the communication services and consumer discretionary sectors.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• The Fund’s allocation to small capitalization stocks.
• Stock selection within the communication services sector.
• Stock selection within the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)	Since Inception (10/13/2017)
Class II - without sales charge	6.37	11.72	11.12
Russell 3000 Index[1]	23.81	13.86	12.58
Russell 1000 Index	24.51	14.28	12.91
Russell 1000 Invesco Dynamic Multifactor Index	7.22	12.04		13.57
[5]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 56,800,000
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 219,388
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	276
Total Advisory Fees Paid During the Reporting Period	$219,388
Portfolio Turnover Rate	204%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Microsoft Corp.	5.0%
Berkshire Hathaway, Inc. Class B	4.9%
Walmart, Inc.	4.7%
Costco Wholesale Corp.	4.7%
Meta Platforms, Inc. Class A	3.9%
NVIDIA Corp.	3.8%
Alphabet, Inc. Class A	3.1%
Visa, Inc. Class A	2.9%

Sectors (% of Total Investments)
Information Technology	22.8%
Financials	15.3%
Consumer Staples	14.7%
Communication Services	12.3%
Industrials	11.2%
Consumer Discretionary	11.1%
Health Care	8.0%
Utilities	1.6%
Materials	1.3%
Energy	1.0%
Real Estate	0.4%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Rotation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the information technology sector.
• Stock selection within the communication services and consumer discretionary sectors.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• The Fund’s allocation to small capitalization stocks.
• Stock selection within the communication services sector.
• Stock selection within the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)	Since Inception (10/13/2017)
Service Class I - without sales charge	6.07	11.42	10.84
Russell 3000 Index[1]	23.81	13.86	12.58
Russell 1000 Index	24.51	14.28	12.91
Russell 1000 Invesco Dynamic Multifactor Index	7.22	12.04		13.57
[6]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 56,800,000
Holdings Count | $ / shares	276
Advisory Fees Paid, Amount	$ 219,388
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	276
Total Advisory Fees Paid During the Reporting Period	$219,388
Portfolio Turnover Rate	204%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Microsoft Corp.	5.0%
Berkshire Hathaway, Inc. Class B	4.9%
Walmart, Inc.	4.7%
Costco Wholesale Corp.	4.7%
Meta Platforms, Inc. Class A	3.9%
NVIDIA Corp.	3.8%
Alphabet, Inc. Class A	3.1%
Visa, Inc. Class A	2.9%

Sectors (% of Total Investments)
Information Technology	22.8%
Financials	15.3%
Consumer Staples	14.7%
Communication Services	12.3%
Industrials	11.2%
Consumer Discretionary	11.1%
Health Care	8.0%
Utilities	1.6%
Materials	1.3%
Energy	1.0%
Real Estate	0.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML High Yield Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Bond issue selection overall.
• Issue selection within the consumer, non-cyclical sector.
• Issue selection within the capital goods sector.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Sector allocation effect overall.
• Yield curve effect overall.
• Allocation effect of underweight to the communications sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	9.15	4.48	5.34
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Corporate High-Yield Bond Index	8.19	4.21	5.17
[7]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,000,000.0
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 291,739
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$49.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$291,739
Portfolio Turnover Rate	80%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.8%
Bank Loans	9.2%
Investment of Cash Collateral from Securities Loaned	6.0%
Repurchase Agreement	1.9%
Preferred Stock	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.04% of the investment advisory fee of the Fund through April 30, 2025.

On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89% and 1.14% for Class II and Service Class I, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML High Yield Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Bond issue selection overall.
• Issue selection within the consumer, non-cyclical sector.
• Issue selection within the capital goods sector.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Sector allocation effect overall.
• Yield curve effect overall.
• Allocation effect of underweight to the communications sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	9.00	4.24	5.09
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Corporate High-Yield Bond Index	8.19	4.21	5.17
[8]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,000,000.0
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 291,739
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$49.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$291,739
Portfolio Turnover Rate	80%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.8%
Bank Loans	9.2%
Investment of Cash Collateral from Securities Loaned	6.0%
Repurchase Agreement	1.9%
Preferred Stock	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.04% of the investment advisory fee of the Fund through April 30, 2025.

On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89% and 1.14% for Class II and Service Class I, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund Income component of short-term nominal securities, led by asset-backed securities.
• Contributions from shorter-maturity TIPS given outperformance amid rising interest rates.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Long maturity TIPS exposure as shorter maturity issues outperformed.
• Financing cost of the total return swaps that comprise the income program.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	2.72	2.10	2.41
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.84	1.87	2.24
[9]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 170,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 1,041,033
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$170.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$1,041,033
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.4%
U.S. Treasury Obligations	22.5%
Commercial Paper	14.3%
U.S. Government Agency Obligations and Instrumentalities	5.0%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.60% and 0.85% for Initial Class and Service Class shares, respectively.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund Income component of short-term nominal securities, led by asset-backed securities.
• Contributions from shorter-maturity TIPS given outperformance amid rising interest rates.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Long maturity TIPS exposure as shorter maturity issues outperformed.
• Financing cost of the total return swaps that comprise the income program.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	2.59	1.85	2.16
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.84	1.87	2.24
[10]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 170,000,000.0
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 1,041,033
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$170.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$1,041,033
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.4%
U.S. Treasury Obligations	22.5%
Commercial Paper	14.3%
U.S. Government Agency Obligations and Instrumentalities	5.0%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.60% and 0.85% for Initial Class and Service Class shares, respectively.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	10.91	4.10
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
[11]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 52,800,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 134,533
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$52.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$134,533
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	53.1%
Fixed Income Funds	35.7%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	10.61	3.83
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
[12]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 52,800,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 134,533
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$52.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$134,533
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	53.1%
Fixed Income Funds	35.7%

Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	14.45	5.82
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
[13]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 93,900,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 233,243
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$93.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$233,243
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	68.3%
Fixed Income Funds	17.3%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	14.19	5.56
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
[14]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 93,900,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 233,243
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$93.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$233,243
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sectors (% of Total Investments)
Exchange-Traded Funds	68.3%
Fixed Income Funds	17.3%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit exposure, mainly investment grade, from issue selection.
• Security selection and allocation to securitized assets, namely asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.88	0.45	1.79
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 608,600,000
Holdings Count | $ / shares	403
Advisory Fees Paid, Amount	$ 2,664,795
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$608.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	403
Total Advisory Fees Paid During the Reporting Period	$2,664,795
Portfolio Turnover Rate	222%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.1%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	21.3%
Commercial Paper	12.5%
U.S. Treasury Obligations	4.8%
Investment of Cash Collateral from Securities Loaned	0.5%
Repurchase Agreement	0.2%
Sovereign Debt Obligations	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit exposure, mainly investment grade, from issue selection.
• Security selection and allocation to securitized assets, namely asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.62	0.20	1.54
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 608,600,000
Holdings Count | $ / shares	403
Advisory Fees Paid, Amount	$ 2,664,795
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$608.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	403
Total Advisory Fees Paid During the Reporting Period	$2,664,795
Portfolio Turnover Rate	222%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.1%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	21.3%
Commercial Paper	12.5%
U.S. Treasury Obligations	4.8%
Investment of Cash Collateral from Securities Loaned	0.5%
Repurchase Agreement	0.2%
Sovereign Debt Obligations	0.2%

Class II
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Corporate credit exposure, mainly investment grade, was favorable due to issue selection.
• Allocation to securitized assets, namely mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed positively due to selection and allocation effects.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	6.48	1.69	2.07
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.39	1.53	1.61
[15]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 115,100,000
Holdings Count | $ / shares	262
Advisory Fees Paid, Amount	$ 418,387
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$115.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	262
Total Advisory Fees Paid During the Reporting Period	$418,387
Portfolio Turnover Rate	48%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	43.1%
Non-U.S. Government Agency Obligations	37.9%
Commercial Paper	13.9%
Repurchase Agreement	3.7%
Investment of Cash Collateral from Securities Loaned	1.4%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadviser and sub-subadviser intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Corporate credit exposure, mainly investment grade, was favorable due to issue selection.
• Allocation to securitized assets, namely mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed positively due to selection and allocation effects.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	6.11	1.43	1.81
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.39	1.53	1.61
[16]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 115,100,000
Holdings Count | $ / shares	262
Advisory Fees Paid, Amount	$ 418,387
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$115.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	262
Total Advisory Fees Paid During the Reporting Period	$418,387
Portfolio Turnover Rate	48%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	43.1%
Non-U.S. Government Agency Obligations	37.9%
Commercial Paper	13.9%
Repurchase Agreement	3.7%
Investment of Cash Collateral from Securities Loaned	1.4%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadviser and sub-subadviser intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led by the healthcare sector.
• Stock selection in the materials sector.
• Stock selection in the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection overall, primarily from no exposure to the strong outperformer Super Micro Computer, Inc. and an active weight in underperforming Sprout Social, Inc.
• Stock selection in communication services, primarily from holding Ziff Davis, Inc.
• Stock selection in the industrials sector, primarily due to exposure to Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.94	10.64	9.16
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
[17]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,500,000
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 812,770
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	101
Total Advisory Fees Paid During the Reporting Period	$812,770
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Wintrust Financial Corp.	1.8%
Zurn Elkay Water Solutions Corp.	1.8%
AutoNation, Inc.	1.8%
Esab Corp.	1.7%
ADMA Biologics, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.6%
Itron, Inc.	1.6%
PennyMac Financial Services, Inc.	1.6%
Allison Transmission Holdings, Inc.	1.6%
DiamondRock Hospitality Co.	1.6%

Sectors (% of Total Investments)
Industrials	22.2%
Financials	17.0%
Health Care	15.2%
Information Technology	14.7%
Consumer Discretionary	9.6%
Real Estate	6.4%
Materials	5.7%
Energy	4.8%
Utilities	2.1%
Consumer Staples	1.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led by the healthcare sector.
• Stock selection in the materials sector.
• Stock selection in the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection overall, primarily from no exposure to the strong outperformer Super Micro Computer, Inc. and an active weight in underperforming Sprout Social, Inc.
• Stock selection in communication services, primarily from holding Ziff Davis, Inc.
• Stock selection in the industrials sector, primarily due to exposure to Atkore Inc.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.66	10.37	8.89
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
[18]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,500,000
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 812,770
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	101
Total Advisory Fees Paid During the Reporting Period	$812,770
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Wintrust Financial Corp.	1.8%
Zurn Elkay Water Solutions Corp.	1.8%
AutoNation, Inc.	1.8%
Esab Corp.	1.7%
ADMA Biologics, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.6%
Itron, Inc.	1.6%
PennyMac Financial Services, Inc.	1.6%
Allison Transmission Holdings, Inc.	1.6%
DiamondRock Hospitality Co.	1.6%

Sectors (% of Total Investments)
Industrials	22.2%
Financials	17.0%
Health Care	15.2%
Information Technology	14.7%
Consumer Discretionary	9.6%
Real Estate	6.4%
Materials	5.7%
Energy	4.8%
Utilities	2.1%
Consumer Staples	1.3%

Class II
Shareholder Report [Line Items]
Fund Name	MML Strategic Emerging Markets Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$124	1.25%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the information technology sector, where Taiwan Semiconductor Manufacturing Co. Ltd. was a key performer.
• Stock selection and an underweight position in materials.
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection and an overweight to the consumer staples sector, which was the second-worst performing sector in the period.
• A modest cash holding also detracted as the Index advanced significantly in the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	-1.20	-2.83	1.55
MSCI Emerging Markets Index	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 42,100,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 458,175
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$42.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$458,175
Portfolio Turnover Rate	63%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Tencent Holdings Ltd.	7.5%
H World Group Ltd.	5.1%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	3.6%
Meituan Class B	3.3%
Fomento Economico Mexicano SAB de CV	3.2%
Grupo Mexico SAB de CV Series B	2.6%
PRADA SpA	2.3%
Galp Energia SGPS SA	2.3%

Sectors (% of Total Investments)
Information Technology	24.1%
Financials	17.1%
Consumer Discretionary	14.7%
Communication Services	10.2%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.3%
Real Estate	3.1%
Materials	3.1%
Energy	3.1%

Largest Countries (% of Total Investments)
China	20.9%
Taiwan	17.7%
India	17.0%
Mexico	7.1%
Republic of Korea	5.7%
Brazil	4.7%
Italy	3.6%
Portugal	2.3%
Japan	2.2%
United Kingdom	2.2%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Strategic Emerging Markets Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$149	1.50%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the information technology sector, where Taiwan Semiconductor Manufacturing Co. Ltd. was a key performer.
• Stock selection and an underweight position in materials.
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection and an overweight to the consumer staples sector, which was the second-worst performing sector in the period.
• A modest cash holding also detracted as the Index advanced significantly in the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	-1.65	-3.11	1.28
MSCI Emerging Markets Index	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 42,100,000
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 458,175
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$42.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$458,175
Portfolio Turnover Rate	63%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Tencent Holdings Ltd.	7.5%
H World Group Ltd.	5.1%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	3.6%
Meituan Class B	3.3%
Fomento Economico Mexicano SAB de CV	3.2%
Grupo Mexico SAB de CV Series B	2.6%
PRADA SpA	2.3%
Galp Energia SGPS SA	2.3%

Sectors (% of Total Investments)
Information Technology	24.1%
Financials	17.1%
Consumer Discretionary	14.7%
Communication Services	10.2%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.3%
Real Estate	3.1%
Materials	3.1%
Energy	3.1%

Largest Countries (% of Total Investments)
China	20.9%
Taiwan	17.7%
India	17.0%
Mexico	7.1%
Republic of Korea	5.7%
Brazil	4.7%
Italy	3.6%
Portugal	2.3%
Japan	2.2%
United Kingdom	2.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML U.S. Government Money Market Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• U.S. Agency Federal Home Loan Bank discount notes, which were the most heavily weighted asset type.
• U.S. Treasury bills as the next most heavily weighted asset type.
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• Maintaining a low weighted average maturity (less than 30 days) given a flat yield curve for money market assets.
• Allocation in daily repurchase agreement assets used for daily liquidity requirements.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	4.79	2.15	1.42
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
FTSE 3 Month US T Bill Index	5.45	2.54	1.79
[19]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,600,000
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 1,002,904
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$202.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Total Advisory Fees Paid During the Reporting Period	$1,002,904

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Discount Notes	55.2%
U.S. Treasury Bills	32.0%
Repurchase Agreement	12.7%

[1]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[2]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[3]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[12]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[13]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[14]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[15]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.